Label	Element	Value
TIAA-CREF Lifecycle Index 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001084380_SupplementTextBlock

TIAA-CREF LIFECYCLE INDEX FUNDS

(series of TIAA-CREF Funds,
each a “Fund” and together the “Funds”)

SUPPLEMENT NO. 2
dated January 20, 2016
to the Funds’ Prospectuses
dated October 1, 2015 and December 4, 2015,
as supplemented December 10, 2015

Effective January 20, 2016, the equity/fixed-income allocation of the investment glidepath of the 2045, 2050, 2055 and 2060 Funds will change from 90% equity/10% fixed-income at 45 years from target retirement date to 95% equity/5% fixed-income, and will glide to 90% equity/10% fixed-income by 25 years from target retirement date. The remainder of the glidepath will remain the same.

Principal Investment Strategies

Also effective January 20, 2016, the second paragraph of the section entitled “Principal investment strategies” in the 2055 Fund’s Prospectuses is deleted and replaced with the following (changes in bold):

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 93.50% of the Fund’s assets to equity Underlying Funds and 6.50% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 65.45%; International Equity: 28.05%; Fixed-Income: 6.50%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

Also effective January 20, 2016, the following hereby replaces in its entirety the investment glidepath chart in the “Principal investment strategies” section of the 2045, 2050, 2055 and 2060 Funds’ Prospectuses:

TIAA-CREF Lifecycle Index Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	66.50	28.50	5.00	-	-
40	65.63	28.13	6.25	-	-
35	64.75	27.75	7.50	-	-
30	63.88	27.38	8.75	-	-
25	63.00	27.00	10.00	-	-
20	57.40	24.60	18.00	-	-
15	51.80	22.20	26.00	-	-
10	46.20	19.80	30.00	2.00	2.00
5	40.60	17.40	34.00	4.00	4.00
0	35.00	15.00	38.00	6.00	6.00
-5	31.50	13.50	39.00	8.00	8.00
-10	28.00	12.00	40.00	10.00	10.00
-15	28.00	12.00	40.00	10.00	10.00
-20	28.00	12.00	40.00	10.00	10.00
-25	28.00	12.00	40.00	10.00	10.00
-30	28.00	12.00	40.00	10.00	10.00

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifecycle Index 2055 Fund